Intellectual Property (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property And Equipment Net
Schedule of patent costs capitalized
	June 30,	December 31,
	2021	2020

Patents	$3,068,995	$3,068,995
Less: Accumulated amortization	(852,499)	(750,199)
License, net	$2,216,496	$2,318,796

	December 31	December 31
	2020	2019

Patents	$3,068,995	$3,068,995
Less: Accumulated amortization	(750,199)	(536,533)
License, net	$2,318,796	$2,532,462